UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7634

Name of Fund: BlackRock Corporate High Yield Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Corporate High Yield Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/2007

Date of reporting period: 06/01/2006 - 08/312006

Item 1 - Schedule of Investments

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

                               Face
Industry                     Amount   Corporate Bonds                                                           Value
--------------------------------------------------------------------------------------------------------------------------
Aerospace &            $    550,000   Alliant Techsystems, Inc., 6.75% due 4/01/2016                        $      534,875
Defense - 4.6%            1,750,000   Alliant Techsystems, Inc., 3% due 8/15/2024 (b)(i)                         2,054,063
                          1,325,000   DRS Technologies, Inc., 6.875% due 11/01/2013                              1,285,250
                            925,000   Esterline Technologies Corp., 7.75% due 6/15/2013                            925,000
                          1,350,000   L-3 Communications Corp., 7.625% due 6/15/2012                             1,383,750
                          1,525,000   L-3 Communications Corp., 5.875% due 1/15/2015                             1,441,125
                          1,275,000   L-3 Communications Corp., 6.375% due 10/15/2015                            1,227,187
                          1,280,000   L-3 Communications Corp., 3% due 8/01/2035 (b)(i)                          1,288,000
                          1,650,000   Standard Aero Holdings, Inc., 8.25% due 9/01/2014                          1,588,125
                          1,825,000   Vought Aircraft Industries, Inc., 8% due 7/15/2011                         1,642,500
                                                                                                            --------------
                                                                                                                13,369,875
--------------------------------------------------------------------------------------------------------------------------
Airlines - 1.3%           2,100,000   American Airlines, Inc. Class C, 7.80% due 4/01/2008                       2,100,000
                          1,109,116   Continental Airlines, Inc. Series 1997-4-B, 6.90% due 7/02/2018            1,050,919
                             94,300   Continental Airlines, Inc. Series 1998-1-C, 6.541% due 9/15/2009              90,156
                            562,080   Continental Airlines, Inc. Series 2001-1 Class  C,
                                      7.033% due 12/15/2012                                                        556,733
                                                                                                            --------------
                                                                                                                 3,797,808
--------------------------------------------------------------------------------------------------------------------------
Automotive - 2.6%         2,675,000   Autonation, Inc., 7.507% due 4/15/2013 (d)(i)                              2,688,375
                          1,425,000   Autonation, Inc., 7% due 4/15/2014 (i)                                     1,405,406
                          2,750,000   Ford Motor Credit Co., 9.875% due 8/05/2011                                2,873,205
                            550,000   General Motors Acceptance Corp., 7.25% due 3/02/2011                         548,744
                                                                                                            --------------
                                                                                                                 7,515,730
--------------------------------------------------------------------------------------------------------------------------
Broadcasting - 4.7%       1,700,000   Allbritton Communications Co., 7.75% due 12/15/2012                        1,680,875
                          1,500,000   Barrington Broadcasting Group LLC, 10.50% due 8/15/2014 (i)                1,470,000
                          1,875,000   CMP Susquehanna Corp., 9.875% due 5/15/2014 (i)                            1,748,437
                          2,800,000   Paxson Communications Corp., 8.757% due 1/15/2012 (d)(i)                   2,821,000
                          2,425,000   Salem Communications Corp., 7.75% due 12/15/2010                           2,415,906
                          1,475,000   Sinclair Broadcast Group, Inc., 8% due 3/15/2012                           1,493,438
                          1,300,000   Sirius Satellite Radio, Inc., 9.625% due 8/01/2013                         1,235,000
                          1,125,000   XM Satellite Radio, Inc., 9.75% due 5/01/2014 (i)                          1,057,500
                                                                                                            --------------
                                                                                                                13,922,156
--------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 7.4%         700,000   Adelphia Communications Corp., 6% due 2/15/2006 (b)(e)(g)                      3,500
                          1,675,000   CCH I LLC, 11% due 10/01/2015                                              1,486,562
                          2,125,000   CSC Holdings, Inc. Series B, 7.625% due 4/01/2011                          2,172,812
                             75,000   Cablevision Systems Corp. Series B, 9.62% due 4/01/2009 (d)                   79,968
                          2,350,000   Cablevision Systems Corp. Series B, 8% due 4/15/2012                       2,361,750
                          2,075,000   Charter Communications Holdings II LLC, 10.25% due 9/15/2010               2,100,938
                          2,450,000   Intelsat Subsidiary Holding Co. Ltd., 10.484% due 1/15/2012 (d)            2,486,750
                          2,025,000   Intelsat Subsidiary Holding Co. Ltd., 8.625% due 1/15/2015                 2,045,250
                            555,000   Loral Spacecom Corp., 14% due 11/15/2015 (f)                                 628,538
                          2,250,000   Mediacom LLC, 9.50% due 1/15/2013                                          2,311,875
                          2,035,000   PanAmSat Corp., 9% due 8/15/2014                                           2,070,613
                          1,875,000   Quebecor Media, Inc., 7.75% due 3/15/2016                                  1,856,250
                          1,800,000   Rainbow National Services LLC, 10.375% due 9/01/2014 (i)                   2,004,750
                                                                                                            --------------
                                                                                                                21,609,556
--------------------------------------------------------------------------------------------------------------------------
Chemicals - 6.0%          1,438,000   BCP Caylux Holdings Luxembourg SCA,
                                       9.625% due 6/15/2014                                                      1,558,432
                          1,371,000   Huntsman International, LLC, 10.125% due 7/01/2009                         1,398,420
                            750,000   Innophos, Inc., 8.875% due 8/15/2014                                         750,000
                          3,925,000   Millennium America, Inc., 9.25% due 6/15/2008                              4,013,313
                          1,125,000   Nalco Co., 7.75% due 11/15/2011                                            1,144,688
                          1,125,000   Nalco Co., 8.875% due 11/15/2013                                           1,158,750
                            780,000   Nalco Finance Holdings, Inc., 10.041% due 1/15/2014 (l)                      594,750
                          2,800,000   Nova Chemicals Corp., 8.405% due 11/15/2013 (d)                            2,859,500

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

                               Face
Industry                     Amount   Corporate Bonds                                                           Value
--------------------------------------------------------------------------------------------------------------------------
                       $  2,125,000   Omnova Solutions, Inc., 11.25% due 6/01/2010                          $    2,252,500
                          1,500,000   Reichhold Industries, Inc., 9% due 8/15/2014 (i)                           1,470,000
                            425,000   Unifi, Inc., 11.50% due 5/15/2014 (i)                                        403,750
                                                                                                            --------------
                                                                                                                17,604,103
--------------------------------------------------------------------------------------------------------------------------
Consumer -                1,225,000   Sealy Mattress Co., 8.25% due 6/15/2014                                    1,237,250
Durables - 0.8%           1,300,000   Simmons Bedding Co., 7.875% due 1/15/2014                                  1,254,500
                                                                                                            --------------
                                                                                                                 2,491,750
--------------------------------------------------------------------------------------------------------------------------
Consumer -                4,000,000   American Greetings Corp., 7.375% due 6/01/2016                             4,025,000
Non-Durables - 6.5%       2,250,000   Chattem, Inc., 7% due 3/01/2014                                            2,148,750
                          2,825,000   Church & Dwight Co., Inc., 6% due 12/15/2012                               2,655,500
                          3,375,000   Hines Nurseries, Inc., 10.25% due 10/01/2011                               3,003,750
                          1,500,000   Levi Strauss & Co., 10.258% due 4/01/2012 (d)                              1,548,750
                          1,875,000   Levi Strauss & Co., 8.875% due 4/01/2016                                   1,851,562
                          1,850,000   Quiksilver, Inc., 6.875% due 4/15/2015                                     1,725,125
                          2,050,000   Samsonite Corp., 8.875% due 6/01/2011                                      2,106,375
                                                                                                            --------------
                                                                                                                19,064,812
--------------------------------------------------------------------------------------------------------------------------
Diversified                 925,000   American Media Operations, Inc. Series B,
Media - 7.4%                          10.25% due 5/01/2009                                                         857,937
                          2,425,000   CBD Media, Inc., 8.625% due 6/01/2011                                      2,376,500
                          1,475,000   Cadmus Communications Corp., 8.375% due 6/15/2014                          1,441,812
                          2,250,000   CanWest Media, Inc., 8% due 9/15/2012                                      2,176,875
                          1,294,000   Dex Media West LLC, 9.875% due 8/15/2013                                   1,389,432
                          1,500,000   Houghton Mifflin Co., 12.031% due 5/15/2011 (d)(i)                         1,507,500
                          1,873,000   Liberty Media Corp., 0.75% due 3/30/2023 (b)                               1,964,309
                          2,800,000   Nielsen Finance LLC, 10% due 8/01/2014 (i)                                 2,866,500
                          2,975,000   Quebecor World Capital Corp., 8.75% due 3/15/2016 (i)                      2,796,500
                          1,300,000   RH Donnelley Corp. Series A-2, 6.875% due 1/15/2013                        1,166,750
                          1,400,000   RH Donnelley Corp. Series A-3, 8.875% due 1/15/2016                        1,379,000
                          1,700,000   Universal City Florida Holding Co. I, 10.239% due 5/01/2010 (d)            1,738,250
                                                                                                            --------------
                                                                                                                21,661,365
--------------------------------------------------------------------------------------------------------------------------
Energy - Exploration      1,450,000   Chaparral Energy, Inc., 8.50% due 12/01/2015                               1,460,875
& Production - 4.8%       2,800,000   Compton Petroleum Finance Corp., 7.625% due 12/01/2013                     2,730,000
                          1,850,000   Encore Acquisition Co., 6.25% due 4/15/2014                                1,739,000
                          2,600,000   Exco Resources, Inc., 7.25% due 1/15/2011                                  2,528,500
                            450,000   Plains Exploration & Production Co., 7.125% due 6/15/2014                    461,250
                          2,275,000   Plains Exploration & Production Co. Series B, 8.75% due 7/01/2012          2,388,750
                          1,875,000   Pogo Producing Co., 7.875% due 5/01/2013 (i)                               1,912,500
                            950,000   Quicksilver Resources, Inc., 7.125% due 4/01/2016                            907,250
                                                                                                            --------------
                                                                                                                14,128,125
--------------------------------------------------------------------------------------------------------------------------
Energy - Other - 4.5%     1,025,000   Copano Energy LLC, 8.125% due 3/01/2016                                    1,037,812
                          1,750,000   Dresser, Inc., 9.375% due 4/15/2011                                        1,780,625
                            350,000   Ferrellgas Escrow LLC, 6.75% due 5/01/2014                                   336,875
                          2,250,000   Ferrellgas Partners LP, 8.75% due 6/15/2012                                2,328,750
                          1,875,000   MarkWest Energy Partners LP, 8.50% due 7/15/2016 (i)                       1,898,438
                          1,800,000   Ocean RIG ASA, 9.481% due 4/04/2011                                        1,786,500
                          2,200,000   SemGroup LP, 8.75% due 11/15/2015 (i)                                      2,238,500
                          1,875,000   Suburban Propane Partners, LP, 6.875% due 12/15/2013                       1,795,313
                                                                                                            --------------
                                                                                                                13,202,813
--------------------------------------------------------------------------------------------------------------------------
Financial - 0.4%            925,000   Saxon Capital, Inc., 12% due 5/01/2014 (i)                                 1,264,117
--------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 4.4%       750,000   AmeriQual Group LLC, 9.50% due 4/01/2012 (i)                                 765,000
                          2,250,000   Constellation Brands Inc.,  8.125% due 1/15/2012                           2,334,375
                          1,150,000   Constellation Brands, Inc., 7.25% due 9/01/2016                            1,155,750
                          2,800,000   Cott Beverages USA, Inc., 8% due 12/15/2011                                2,835,000

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

                               Face
Industry                     Amount   Corporate Bonds                                                           Value
--------------------------------------------------------------------------------------------------------------------------
                       $  2,812,000   Del Monte Corp., 8.625% due 12/15/2012                                $    2,942,055
                            925,000   Michael Foods, Inc., 8% due 11/15/2013                                       943,500
                          1,850,000   National Beef Packing Co. LLC, 10.50% due 8/01/2011                        1,928,625
                                                                                                            --------------
                                                                                                                12,904,305
--------------------------------------------------------------------------------------------------------------------------
Gaming - 10.5%            2,900,000   Boyd Gaming Corp., 8.75% due 4/15/2012                                     3,041,375
                          1,275,000   Caesars Entertainment, Inc., 7.875% due 3/15/2010                          1,329,188
                            975,000   Galaxy Entertainment Finance Co. Ltd., 10.42% due 12/15/2010 (d)(i)        1,021,312
                            500,000   Galaxy Entertainment Finance Co. Ltd., 9.875% due 12/15/2012 (i)             523,750
                          1,600,000   Inn of the Mountain Gods Resort & Casino, 12% due 11/15/2010               1,616,000
                          1,100,000   Isle of Capri Casinos, Inc., 9% due 3/15/2012                              1,150,875
                            375,000   Isle of Capri Casinos, Inc., 7% due 3/01/2014                                356,250
                          1,225,000   Jacobs Entertainment Co., 9.75% due 6/15/2014 (i)                          1,223,468
                          1,500,000   Little Traverse Bay Bands of Odawa Indians, 10.25% due 2/15/2014 (i)       1,492,500
                          1,450,000   MGM Mirage, 8.50% due 9/15/2010                                            1,526,125
                            750,000   MGM Mirage, 6.75% due 4/01/2013 (i)                                          723,750
                            925,000   Mirage Resorts, Inc., 6.75% due 2/01/2008                                    928,469
                          1,875,000   Penn National Gaming, Inc., 6.875% due 12/01/2011                          1,865,625
                          2,375,000   Poster Financial Group, Inc., 8.75% due 12/01/2011                         2,481,875
                          2,450,000   Resorts International Hotel and Casino, Inc., 11.50% due 3/15/2009         2,563,313
                            925,000   San Pasqual Casino, 8% due 9/15/2013 (i)                                     930,781
                          1,100,000   Station Casinos, Inc., 6.50% due 2/01/2014                                 1,025,750
                          1,525,000   Station Casinos, Inc., 7.75% due 8/15/2016                                 1,572,656
                          1,325,000   Station Casinos, Inc., 6.625% due 3/15/2018                                1,182,563
                          2,675,000   Trump Entertainment Resorts, Inc., 8.50% due 6/01/2015                     2,588,063
                          1,675,000   Wynn Las Vegas LLC, 6.625% due 12/01/2014                                  1,599,625
                                                                                                            --------------
                                                                                                                30,743,313
--------------------------------------------------------------------------------------------------------------------------
Health Care - 10.8%       1,125,000   Athena Neurosciences Finance LLC,
                                       7.25% due 2/21/2008                                                       1,116,562
                          3,550,000   DaVita, Inc., 7.25% due 3/15/2015                                          3,479,000
                          1,875,000   Elan Finance Plc, 9.405% due 11/15/2011 (d)                                1,893,750
                          1,825,000   HCA, Inc., 5.50% due 12/01/2009                                            1,799,906
                          2,800,000   Healthsouth Corp., 11.418% due 6/15/2014 (d)(i)                            2,877,000
                          2,025,000   Mylan Laboratories, Inc., 5.75% due 8/15/2010                              1,969,313
                          1,975,000   Mylan Laboratories, Inc., 6.375% due 8/15/2015 (i)                         1,903,406
                          1,600,000   Omnicare, Inc., 6.75% due 12/15/2013                                       1,536,000
                          1,300,000   Select Medical Corp., 7.625% due 2/01/2015                                 1,124,500
                          1,300,000   Select Medical Corp., 11.175% due 9/15/2015 (d)                            1,196,000
                            925,000   Tenet Healthcare Corp., 9.875% due 7/01/2014                                 901,875
                          2,450,000   Triad Hospitals, Inc., 7% due 5/15/2012                                    2,407,125
                          2,800,000   U.S. Oncology, Inc., 9% due 8/15/2012                                      2,898,000
                            925,000   VWR International, Inc., 8% due 4/15/2014                                    915,750
                          1,875,000   Vanguard Health Holding Co. II, LLC, 9% due 10/01/2014                     1,818,750
                          3,725,000   Ventas Realty, LP, 6.75% due 6/01/2010                                     3,794,844
                                                                                                            --------------
                                                                                                                31,631,781
--------------------------------------------------------------------------------------------------------------------------
Housing - 5.0%            1,000,000   Building Materials Corp. of America, 8% due 10/15/2007                       995,000
                          5,475,000   Building Materials Corp. of America, 8% due 12/01/2008                     5,447,625
                          2,825,000   Forest City Enterprises, Inc., 7.625% due 6/01/2015                        2,846,187
                            645,000   Goodman Global Holding Co., Inc., 8.329% due 6/15/2012 (d)                   645,000
                          1,300,000   Goodman Global Holding Co., Inc., 7.875% due 12/15/2012                    1,218,750
                          1,450,000   Ply Gem Industries, Inc., 9% due 2/15/2012                                 1,174,500
                            725,000   Standard-Pacific Corp., 9.25% due 4/15/2012                                  677,875
                            775,000   Technical Olympic USA, Inc., 8.25% due 4/01/2011 (i)                         724,625
                            925,000   Texas Industries, Inc., 7.25% due 7/15/2013                                  925,000
                                                                                                            --------------
                                                                                                                14,654,562
--------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

                               Face
Industry                     Amount   Corporate Bonds                                                           Value
--------------------------------------------------------------------------------------------------------------------------
Information            $  1,659,000   Cypress Semiconductor Corp., 1.25% due 6/15/2008 (b)                  $    1,961,768
Technology - 4.6%         1,975,000   MagnaChip Semiconductor SA, 8.64% due 12/15/2011 (d)                       1,688,625
                            175,000   MagnaChip Semiconductor SA, 8% due 12/15/2014                                112,000
                          2,275,000   Sungard Data Systems, Inc., 9.125% due 8/15/2013                           2,348,938
                          1,525,000   Sungard Data Systems, Inc., 9.973% due 8/15/2013 (d)                       1,593,625
                            925,000   Sungard Data Systems, Inc., 10.25% due 8/15/2015                             944,656
                            375,000   Telcordia Technologies, Inc., 10% due 3/15/2013 (i)                          299,063
                          1,225,000   UGS Capital Corp. II, 10.38% due 6/01/2011 (f)(i)                          1,234,188
                          1,300,000   UGS Corp., 10% due 6/01/2012                                               1,397,500
                          2,100,000   Viasystems, Inc., 10.50% due 1/15/2011                                     2,037,000
                                                                                                            --------------
                                                                                                                13,617,363
--------------------------------------------------------------------------------------------------------------------------
Leisure - 1.9%            1,425,000   Felcor Lodging LP, 8.50% due 6/01/2011                                     1,506,937
                          2,650,000   Felcor Lodging LP, 9.57% due 6/01/2011 (d)                                 2,716,250
                          1,400,000   Host Marriott LP, 6.75% due 6/01/2016                                      1,358,000
                                                                                                            --------------
                                                                                                                 5,581,187
--------------------------------------------------------------------------------------------------------------------------
Manufacturing - 2.4%      2,000,000   CPI Holdco, Inc., 11.298% due 2/01/2015 (d)                                2,060,000
                          1,875,000   Chart Industries, Inc., 9.125% due 10/15/2015 (i)                          1,950,000
                            827,000   Invensys Plc, 9.875% due 3/15/2011 (i)                                       893,160
                          2,250,000   Trimas Corp., 9.875% due 6/15/2012                                         2,131,875
                                                                                                            --------------
                                                                                                                 7,035,035
--------------------------------------------------------------------------------------------------------------------------
Metal - Other - 2.0%      1,850,000   Foundation PA Coal Co., 7.25% due 8/01/2014                                1,799,125
                          2,275,000   Indalex Holding Corp., 11.50% due 2/01/2014 (i)                            2,411,500
                          1,875,000   Novelis, Inc., 8.25% due 2/15/2015 (i)                                     1,781,250
                                                                                                            --------------
                                                                                                                 5,991,875
--------------------------------------------------------------------------------------------------------------------------
Packaging - 2.4%          2,075,000   Graham Packing Co., Inc., 9.875% due 10/15/2014                            1,997,187
                          2,440,000   Owens-Brockway, 8.875% due 2/15/2009                                       2,507,100
                            925,000   Owens-Brockway, 8.25% due 5/15/2013                                          936,563
                          1,600,000   Packaging Dynamics Finance Corp., 10% due 5/01/2016 (i)                    1,600,000
                                                                                                            --------------
                                                                                                                 7,040,850
--------------------------------------------------------------------------------------------------------------------------
Paper - 7.9%              1,875,000   Abitibi-Consolidated, Inc., 8.89% due 6/15/2011 (d)                        1,846,875
                          1,825,000   Boise Cascade LLC, 8.382% due 10/15/2012 (d)                               1,834,125
                          2,625,000   Bowater, Inc., 8.39% due 3/15/2010 (d)                                     2,651,250
                          3,000,000   Domtar, Inc., 7.125% due 8/15/2015                                         2,790,000
                          1,000,000   Graphic Packaging International Corp., 8.50% due 8/15/2011                 1,015,000
                          1,675,000   Graphic Packaging International Corp., 9.50% due 8/15/2013                 1,683,375
                          1,375,000   NewPage Corp., 11.739% due 5/01/2012 (d)                                   1,485,000
                            925,000   NewPage Corp., 12% due 5/01/2013                                             955,063
                          3,175,000   Norske Skog Canada Ltd. Series D, 8.625% due 6/15/2011                     3,119,438
                          1,875,000   Rock-Tenn Co., 8.20% due 8/15/2011                                         1,931,250
                          2,425,000   Smurfit Kappa Funding Plc, 9.625% due 10/01/2012                           2,531,094
                            875,000   Verso Paper Holdings LLC, 9.125% due 8/01/2014 (i)                           870,625
                            625,000   Verso Paper Holdings LLC, 11.375% due 8/01/2016 (i)                          618,750
                                                                                                            --------------
                                                                                                                23,331,845
--------------------------------------------------------------------------------------------------------------------------
Retail - 1.6%             2,450,000   Jean Coutu Group, Inc., 8.50% due 8/01/2014                                2,336,687
                          1,275,000   Neiman-Marcus Group, Inc., 9% due 10/15/2015 (f)                           1,354,688
                            975,000   Neiman-Marcus Group, Inc., 10.375% due 10/15/2015                          1,043,250
                                                                                                            --------------
                                                                                                                 4,734,625
--------------------------------------------------------------------------------------------------------------------------
Service - 7.3%            1,850,000   Ashtead Capital, Inc., 9% due 8/15/2016 (i)                                1,887,000
                            575,000   Avis Budget Car Rental LLC, 7.625% due 5/15/2014 (i)                         546,250
                          2,600,000   Avis Budget Car Rental LLC, 7.905% due 5/15/2014 (d)(i)                    2,541,500
                          2,800,000   Corrections Corp. of America, 7.50% due 5/01/2011                          2,859,500
                          1,650,000   Dycom Industries, Inc., 8.125% due 10/15/2015                              1,666,500
                          1,125,000   MSW Energy Holdings LLC, 8.50% due 9/01/2010                               1,158,750

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

                               Face
Industry                     Amount   Corporate Bonds                                                           Value
--------------------------------------------------------------------------------------------------------------------------
                       $    375,000   MSW Energy Holdings II LLC, 7.375% due 9/01/2010                      $      376,875
                          1,825,000   Mac-Gray Corp., 7.625% due 8/15/2015                                       1,852,375
                          2,800,000   Service Corp. International, 8% due 6/15/2017 (i)                          2,681,000
                          3,175,000   United Rentals North America, Inc., 7.75% due 11/15/2013                   3,040,063
                          2,800,000   Waste Services, Inc., 9.50% due 4/15/2014                                  2,856,000
                                                                                                            --------------
                                                                                                                21,465,813
--------------------------------------------------------------------------------------------------------------------------
Steel - 1.1%              1,825,000   Chaparral Steel Co.,  10% due 7/15/2013                                    2,016,625
                          1,100,000   Ucar Finance, Inc., 10.25% due 2/15/2012                                   1,155,000
                                                                                                            --------------
                                                                                                                 3,171,625
--------------------------------------------------------------------------------------------------------------------------
Telecommunications -      1,057,000   ADC Telecommunications, Inc., 1% due 6/15/2008 (b)                           979,046
5.1%                        825,000   ADC Telecommunications, Inc., 5.795% due 6/15/2013 (b)(d)                    776,531
                          1,875,000   Inmarsat Finance Plc, 7.625% due 6/30/2012                                 1,921,875
                          2,850,000   LCI International, Inc., 7.25% due 6/15/2007                               2,850,000
                          2,250,000   Nordic Telephone Co. Holdings ApS, 8.875% due 5/01/2016 (i)                2,340,000
                            350,000   Qwest Communications International, Inc., 7.50% due 2/15/2014                346,938
                          1,350,000   Qwest Corp., 8.64% due 6/15/2013 (d)                                       1,452,938
                            500,000   Qwest Corp., 7.625% due 6/15/2015                                            513,125
                            800,000   Time Warner Telecom Holdings, Inc., 9.405% due 2/15/2011 (d)                 816,000
                          2,800,000   Windstream Corp., 8.125% due 8/01/2013 (i)                                 2,954,000
                                                                                                            --------------
                                                                                                                14,950,453
--------------------------------------------------------------------------------------------------------------------------
Transportation - 1.2%     1,300,000   OMI Corp., 7.625% due 12/01/2013                                           1,300,000
                          2,175,000   Teekay Shipping Corp., 8.875% due 7/15/2011                                2,283,750
                                                                                                            --------------
                                                                                                                 3,583,750
--------------------------------------------------------------------------------------------------------------------------
Utility - 10.7%           4,132,000   The AES Corp., 9.375% due 9/15/2010                                        4,462,560
                          1,950,000   The AES Corp., 8.75% due 5/15/2013 (i)                                     2,093,812
                          1,232,000   Centerpoint Energy, Inc. Series B, 3.75% due 5/15/2023 (b)                 1,587,740
                          2,800,000   Dynegy Holdings, Inc., 8.375% due 5/01/2016 (i)                            2,758,000
                          2,418,000   ESI Tractebel Acquisition Corp. Series B, 7.99% due 12/30/2011             2,503,084
                          2,425,000   Edison Mission Energy, 7.50% due 6/15/2013 (i)                             2,425,000
                          1,675,000   El Paso Performance-Linked Trust, 7.75% due 7/15/2011 (i)                  1,706,406
                          2,425,000   Mirant North America LLC, 7.375% due 12/31/2013                            2,400,750
                          1,525,000   NRG Energy, Inc., 7.25% due 2/01/2014                                      1,505,938
                          1,375,000   NRG Energy, Inc., 7.375% due 2/01/2016                                     1,354,375
                            227,000   Nevada Power Co., 9% due 8/15/2013                                           247,448
                          2,800,000   Reliant Energy, Inc., 9.50% due 7/15/2013                                  2,912,000
                          1,550,000   Sierra Pacific Power Co. Series A, 8% due 6/01/2008                        1,601,640
                          1,050,000   Sierra Pacific Resources, 8.625% due 3/15/2014                             1,128,654
                            875,000   Southern Natural Gas Co., 8.875% due 3/15/2010                               917,916
                          1,954,471   Tenaska Alabama Partners LP, 7% due 6/30/2021 (i)                          1,877,002
                                                                                                            --------------
                                                                                                                31,482,325
--------------------------------------------------------------------------------------------------------------------------
Wireless                  1,525,000   Centennial Cellular Operating Co. LLC,
Communications - 4.0%                 10.125% due 6/15/2013                                                      1,608,875
                          1,125,000   Dobson Communications Corp., 9.757% due 10/15/2012 (d)                     1,139,062
                          2,250,000   IWO Holdings, Inc., 9.257% due 1/15/2012 (d)                               2,323,125
                            850,000   Rogers Wireless Communications, Inc., 8.515% due 12/15/2010 (d)              872,313
                            250,000   Rogers Wireless Communications, Inc., 8% due 12/15/2012                      261,250
                          3,175,000   Rogers Wireless Communications, Inc., 6.375% due 3/01/2014                 3,111,500
                          1,850,000   Rural Cellular Corp., 8.25% due 3/15/2012                                  1,896,250
                            575,000   Rural Cellular Corp., 8.25% due 3/15/2012 (i)                                589,375
                                                                                                            --------------
                                                                                                                11,801,750
--------------------------------------------------------------------------------------------------------------------------
                                      Total Corporate Bonds (Cost - $391,748,006) - 133.9%                     393,354,667
--------------------------------------------------------------------------------------------------------------------------

                                      Floating Rate Loan Interests (a)
--------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 1.5%       4,550,000   Century Cable Holdings LLC, Discretionary Term Loan, 10.25% due
                                      12/31/2009                                                                 4,410,656
--------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

                               Face
Industry                     Amount   Floating Rate Loan Interests (a)                                          Value
--------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.9%       $  2,650,000   Wellman, Inc. Second Lien Term Loan, 12.239% due 2/10/2010            $    2,590,375
--------------------------------------------------------------------------------------------------------------------------
                                      Total Floating Rate Loan Interests (Cost - $6,935,192) - 2.4%              7,001,031
--------------------------------------------------------------------------------------------------------------------------

                                      Foreign Government Obligations
--------------------------------------------------------------------------------------------------------------------------
                          2,800,000   Brazilian Government International Bond, 11% due 8/17/2040                 3,658,200
--------------------------------------------------------------------------------------------------------------------------
                                      Total Foreign Government Obligations (Cost - $3,544,350) - 1.2%            3,658,200
--------------------------------------------------------------------------------------------------------------------------

                             Shares
                               Held   Common Stocks
--------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.6%          72,872   Loral Space & Communications Ltd. (c)                                      1,872,810
--------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.5%         67,974   Medis Technologies Ltd. (c)                                                1,361,519
--------------------------------------------------------------------------------------------------------------------------
Packaging - 0.0%                 17   Pliant Corp.                                                                       0
--------------------------------------------------------------------------------------------------------------------------
Paper - 0.1%                189,496   Western Forest Products, Inc. (c)                                            281,747
--------------------------------------------------------------------------------------------------------------------------
                                      Total Common Stocks (Cost - $6,182,841) - 1.2%                             3,516,076
--------------------------------------------------------------------------------------------------------------------------
                                      Preferred Securities
--------------------------------------------------------------------------------------------------------------------------

                               Face
                             Amount   Capital Trusts
--------------------------------------------------------------------------------------------------------------------------
Health Care - 1.2%     $  3,500,000   Fresenius Medical Care Capital Trust II, 7.875% due 2/01/2008              3,570,000
--------------------------------------------------------------------------------------------------------------------------
                                      Total Capital Trusts (Cost - $3,481,668) - 1.2%                            3,570,000
--------------------------------------------------------------------------------------------------------------------------

                             Shares
                               Held   Preferred Stocks
--------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.4%           5,645   Loral Spacecom Corp. Series A, 12% (f)                                     1,114,888
--------------------------------------------------------------------------------------------------------------------------
                                      Total Preferred Stocks (Cost - $1,114,710) - 0.4%                          1,114,888
--------------------------------------------------------------------------------------------------------------------------
                                      Total Preferred Securities (Cost - $4,596,378) - 1.6%                      4,684,888
--------------------------------------------------------------------------------------------------------------------------

                                      Warrants (h)
--------------------------------------------------------------------------------------------------------------------------
Health Care - 0.0%           29,930   HealthSouth Corp. (expires 1/16/2014)                                         52,378
--------------------------------------------------------------------------------------------------------------------------
Paper - 0.1%                    700   MDP Acquisitions Plc (expires 10/01/2013)                                     14,000
--------------------------------------------------------------------------------------------------------------------------
Wireless                        800   American Tower Corp. (expires 8/01/2008)                                     403,464
Communications - 0.1%
--------------------------------------------------------------------------------------------------------------------------
                                      Total Warrants (Cost - $52,048) - 0.2%                                       469,842
--------------------------------------------------------------------------------------------------------------------------

                         Beneficial
                           Interest   Short-Term Securities
--------------------------------------------------------------------------------------------------------------------------
                       $     90,182   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I, 5.11%
                                      (j)(k)                                                                        90,182
--------------------------------------------------------------------------------------------------------------------------
                                      Total Short-Term Securities (Cost - $90,182) - 0.0%                           90,182
--------------------------------------------------------------------------------------------------------------------------
                                      Total Investments (Cost - $413,148,997*) - 140.5%                        412,774,886

                                      Liabilities in Excess of Other Assets - (40.5%)                         (118,982,172)
                                                                                                            --------------
                                      Net Assets - 100.0%                                                   $  293,792,714
                                                                                                            ==============

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 413,825,177
                                                                  =============
      Gross unrealized appreciation                               $   9,269,788
      Gross unrealized depreciation                                 (10,320,079)
                                                                  -------------
      Net unrealized depreciation                                 $  (1,050,291)
                                                                  =============

(a) Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.
(b)   Convertible security.
(c)   Non-income producing security.
(d)   Floating rate security.
(e) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(f) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(g) As a result of bankruptcy proceedings, the company did not repay the principal amount of the security upon maturity.

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

(h) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(i) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(j)   Represents the current yield as of August 31, 2006.
(k) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                       Net              Interest
      Affiliate                                     Activity             Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
        LLC Cash Sweep Series I                     $ 90,182            $  5,744
      --------------------------------------------------------------------------

(l) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Swaps outstanding as of August 31, 2006 were as follows:

      ---------------------------------------------------------------------------------------
                                                                                  Unrealized
                                                                    Notional     Appreciation
                                                                     Amount     (Depreciation)
      ---------------------------------------------------------------------------------------
      Sold credit default protection on General Motors
      Acceptance Corp. and receive 3.50%

      Broker, JPMorgan Chase
      Expires March 2007                                         $   725,000    $      10,278

      Sold credit default protection on General Motors
      Acceptance Corp. and receive 4.50%

      Broker, Morgan Stanley Capital Group, Inc.
      Expires March 2007                                         $   725,000           14,233

      Sold credit default protection on General Motors
      Corp. and receive 4.40%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2007                                          $   375,000            6,022

      Sold credit default protection on General Motors
      Corp. and receive 8.00%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2007                                          $   375,000           16,583

      Sold credit default protection on Dow Jones
      CDX North American High Yield 100 Index Series 6
      and receive 3.45%

      Broker, UBS Warburg
      Expires June 2011                                          $   900,000           (1,632)

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

                                                                                   Unrealized
                                                                    Notional     Appreciation
                                                                     Amount     (Depreciation)
      ---------------------------------------------------------------------------------------
      Sold credit default protection on Dow Jones
      CDX North American High Yield 100 Index Series 6
      and receive 3.45%

      Broker, UBS Warburg
      Expires June 2011                                          $ 2,750,000    $      (8,162)

      Sold credit default protection on Dow Jones
      CDX North American High Yield B Index Series 6
      and receive 3.00%

      Broker, UBS Warburg
      Expires June 2011                                          $ 2,750,000           10,501
      ---------------------------------------------------------------------------------------
      Total                                                                     $      47,823
                                                                                =============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Corporate High Yield Fund, Inc.

Date: October 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Corporate High Yield Fund, Inc.

Date: October 19, 2006


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Corporate High Yield Fund, Inc.

Date: October 19, 2006